united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/19

Item 1. Reports to Stockholders.

Arrow QVM Equity Factor ETF

QVM

Semi-Annual Report
July 31, 2019

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Arrow QVM Equity Factor ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2019

The Fund’s performance figures* for the six months ended July 31, 2019, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	July 31, 2019
Arrow QVM Equity Factor ETF - NAV	7.00%	0.78%	9.89%	5.27%
Arrow QVM Equity Factor ETF - Market Price	7.03%	0.53%	9.86%	5.16%
AI Quality Value Momentum Index	6.91%	0.32%	9.81%	5.22%
S&P 500 TR Index	11.32%	7.99%	13.36%	10.42%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded Net Asset Value (“NAV”) on July 31, 2019. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 2.49% per the June 1, 2019 prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.65%. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on February 27, 2015.

AI Quality Value Momentum Index (AIQVM) is a US based index, composed of quality rankings that measure profitability, consistency of earnings, and management confidence. The combined models aim to reduce volatility and are combined with value and long term momentum rankings to enhance performance.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Consumer Discretionary	24.2%
Financials	23.2%
Technology	14.3%
Industrials	10.5%
Health Care	7.5%
Consumer Staples	6.2%
Energy	4.5%
Communications	3.0%
Materials	3.0%
Other Assets Less Liabilities	3.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed listing of the Fund’s holdings.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

Shares		Value
	COMMON STOCKS - 96.4%
	AEROSPACE & DEFENSE - 1.2%
204	Boeing Co.	$69,601

	ASSET MANAGEMENT - 6.3%
566	Ameriprise Financial, Inc.	82,359
2,399	Federated Investors, Inc.	83,365
1,159	LPL Financial Holdings, Inc.	97,205
773	T Rowe Price Group, Inc.	87,650
		350,579
	AUTOMOTIVE - 3.2%
3,566	Gentex Corp.	97,780
1,663	Magna International, Inc.	83,848
		181,628
	BANKING - 7.5%
1,109	Bank of Montreal	82,964
727	JPMorgan Chase & Co.	84,332
1,061	Royal Bank of Canada	83,724
1,433	Toronto-Dominion Bank	83,745
1,469	US Bancorp	83,953
		418,718
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.0%
1,251	AbbVie, Inc.	83,342
476	Amgen, Inc.	88,812
1,003	Merck & Co., Inc.	83,239
2,089	Pfizer, Inc.	81,137
		336,530
	CHEMICALS - 1.5%
996	LyondellBasell Industries NV	83,355

	COMMERCIAL SERVICES - 3.0%
3,016	H&R Block, Inc.	83,513
909	ManpowerGroup, Inc.	83,037
		166,550
	CONSUMER PRODUCTS - 1.5%
1,409	Unilever NV - ADR	81,356

	DISTRIBUTORS - DISCRETIONARY - 1.5%
3,125	KAR Auction Services, Inc.	83,562

	ELECTRONIC EQUIPMENT - 1.5%
323	Lennox International, Inc.	82,843

	GAMING, LODGING & RESTAURANTS - 6.0%
2,076	Brinker International, Inc.	82,729
494	Cracker Barrel Old Country Store, Inc.	85,813
426	McDonald’s Corp.	89,767
1,713	Wyndham Destinations, Inc.	80,614
		338,923

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

Shares		Value
	HARDWARE - 3.5%
403	Apple, Inc.	$85,855
1,484	Cisco Systems, Inc.	82,214
601	Seagate Technology PLC	27,832
		195,901
	HEALTH CARE FACILITIES & SERVICES - 1.5%
633	HCA Healthcare, Inc.	84,512

	INDUSTRIAL SERVICES - 0.4%
71	WW Grainger, Inc.	20,663

	INSURANCE - 1.5%
1,662	Aflac, Inc.	87,488

	IRON & STEEL - 1.5%
3,058	Mesabi Trust **	82,168

	MACHINERY - 4.4%
865	Dover Corp.	83,775
994	Oshkosh Corp.	83,069
473	Parker-Hannifin Corp.	82,813
		249,657
	MEDIA - 1.5%
1,036	Omnicom Group, Inc.	83,108

	OIL, GAS, & COAL - 4.4%
6,509	Advanced Emissions Solutions, Inc.	82,860
4,766	Alliance Resource Partners LP	83,548
932	Arch Coal, Inc.	83,097
		249,505
	RETAIL - CONSUMER STAPLES - 4.8%
667	Dollar General Corp.	89,391
1,093	Target Corp.	94,435
1,517	Walgreens Boots Alliance, Inc.	82,661
		266,487
	RETAIL - DISCRETIONARY - 10.4%
2,253	Dick’s Sporting Goods, Inc.	83,744
987	Group 1 Automotive, Inc.	82,869
406	Home Depot, Inc.	86,758
630	Lithia Motors, Inc.	83,084
480	Lowe’s, Inc.	48,672
306	Penske Automotive Group, Inc.	14,067
1,517	The TJX Cos, Inc.	82,768
1,468	Williams-Sonoma, Inc.	97,886
		579,848
	SEMICONDUCTOR - 4.6%
1,647	Intel Corp.	83,256
664	KLA-Tencor Corp.	90,517
398	Lam Research Corp.	83,027
		256,800

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019

Shares		Value
	SOFTWARE - 1.5%
1,480	Oracle Corp.	$83,324

	SPECIALTY FINANCE - 7.9%
3,962	Aircastle Ltd.	82,370
929	Discover Financial Services	83,369
3,963	PennyMac Mortgage Investment Trust	87,305
3,945	Santander Consumer USA Holdings, Inc.	106,160
2,322	Synchrony Financial	83,313
		442,517

	TECHNOLOGY SERVICES - 4.8%
796	CDW Corp.	94,055
7,840	Infosys Ltd. - ADR	88,749
561	International Business Machines Corp.	83,163
		265,967
	TELECOMMUNICATIONS - 1.5%
1,848	BCE, Inc.	83,363

	TRANSPORTATION EQUIPMENT - 3.0%
1,794	Allison Transmission Holdings, Inc.	82,434
509	Cummins, Inc.	83,476
		165,910

	TOTAL COMMON STOCKS (Cost - $5,008,260)	5,390,863

	TOTAL INVESTMENTS - 96.4% (Cost $5,008,260)	$5,390,863
	OTHER ASSETS LESS LIABILITIES - 3.6%	201,723
	NET ASSETS - 100.0%	$5,592,586

**	Royalty Trust.

ADR - American Depositary Receipt

LP - Limited Partnership

NV - Naamloze Vennootschap

PLC - Public Limited Company

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2019

ASSETS
Investment securities:
At cost	$5,008,260
At value	$5,390,863
Due from Advisor	8,042
Receivable for investments sold	2,035,201
Dividends and interest receivable	8,258
Prepaid Expense	167
TOTAL ASSETS	7,442,531

LIABILITIES
Due to custodian	2,307
Payable for investments purchased	1,830,091
Payable to Related Parties	932
Accrued expenses and other liabilities	16,615
TOTAL LIABILITIES	1,849,945
NET ASSETS	$5,592,586

Net Assets Consist Of:
Paid in capital	$5,945,577
Accumulated loss	(352,991)
NET ASSETS	$5,592,586

Net Asset Value Per Share:
Net Assets	$5,592,586
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	200,000
Net asset value (Net Assets ÷ Shares Outstanding)	$27.96

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2019

INVESTMENT INCOME
Dividends (Foreign tax withholdings $1,657)	$70,318
Interest	116
TOTAL INVESTMENT INCOME	70,434

EXPENSES
Investment advisory fees	13,217
Audit fees	6,586
Printing and postage expenses	5,328
Administrative services	5,129
Transfer agent fees	5,046
Custodian fees	4,818
Legal fees	3,989
Trustees fees and expenses	3,940
Listing expenses	2,531
Professional fees	122
Insurance expense	84
TOTAL EXPENSES	50,790

Less: Fees waived/reimbursed by the Advisor	(36,464)
NET EXPENSES	14,326

NET INVESTMENT INCOME	56,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
In-kind redemptions	123,758
Investments	(127,349)
Foreign currency transactions	(4)
(3,595)
Net change in unrealized appreciation (depreciation) on:
Investments	247,533
Foreign currency translations	(12)
247,521

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	243,926

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$300,034

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2019	Year Ended
	(Unaudited)	January 31, 2019
FROM OPERATIONS
Net investment income	$56,108	$96,215
Net realized loss on investments and foreign currency transactions	(3,595)	(4,760)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	247,521	(292,266)
Net increase (decrease) in net assets resulting from operations	300,034	(200,811)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(31,118)
Total distributions paid:	(45,680)	(93,010)
Net decrease in net assets resulting from distributions to shareholders	(45,680)	(124,128)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,405,575	2,666,766
Cost of shares redeemed	(1,347,972)	(1,429,003)
Net increase in net assets resulting from shares of beneficial interest	57,603	1,237,763

TOTAL INCREASE IN NET ASSETS	311,957	912,824

NET ASSETS
Beginning of Period	5,280,629	4,367,805
End of Period	$5,592,586	$5,280,629

SHARE ACTIVITY
Shares Sold	50,000	100,000
Shares Redeemed	(50,000)	(50,000)
Net increase in shares of beneficial interest outstanding	—	50,000

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	July 31, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		January 31, 2019	January 31, 2018	January 31, 2017	January 31, 2016 (1)
Net asset value, beginning of period	$26.40		$29.12	$23.78	$21.50	$25.00
Activity from investment operations:
Net investment income	0.34		0.62	0.50	0.52	0.30
Net realized and unrealized gain (loss) on investments	1.50		(2.62)	5.55	2.57	(3.50)
Total from investment operations	1.84		(2.00)	6.05	3.09	(3.20)
Less distributions from:
Net investment income	(0.28)		(0.56)	(0.44)	(0.54)	(0.30)
Return of capital	—		(0.16)	(0.27)	(0.27)	—
Total distributions	(0.28)		(0.72)	(0.71)	(0.81)	(0.30)
Net asset value, end of period	$27.96		$26.40	$29.12	$23.78	$21.50
Total return (5)(7)	7.00	% (3)	(6.85)%	25.77%	14.52%	(12.90	)% (3)(6)
Net assets, at end of period (000s)	$5,593		$5,281	$4,368	$3,567	$5,375
Ratio of gross expenses to average net assets (8)	2.30	% (2)	2.49%	2.51%	2.02%	2.40	% (2)
Ratio of net expenses to average net assets	0.65	% (2)	0.65%	0.65%	0.65%	0.65	% (2)
Ratio of net investment income to average net assets	2.55	% (2)	2.24%	1.96%	2.31%	1.63	% (2)
Portfolio Turnover Rate (4)	48	% (3)	123%	127%	114%	62	% (3)

(1)	The Arrow QVM Equity Factor ETF shares commenced operations on February 24, 2015.

(2)	Annualized.

(3)	Not annualized.

(4)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(6)	Represents total return based on net asset values per share from commencement of investment operations on February 24, 2015 through January 31, 2016. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the NYSE Arca on February 27, 2015 to January 31, 2016 was (12.64)%.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to financial statements.

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2019

1.	ORGANIZATION

The Arrow QVM Equity Factor ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the price and yield performance of the AI Quality Value Momentum Index. The investment objective is non-fundamental. The Fund commenced operations on February 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close, generally 4:00pm Eastern Time. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,390,863	$—	$—	$5,390,863
Total	$5,390,863	$—	$—	$5,390,863

These amendments have been adopted with these financial statements.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016 -2019) or expected to be taken in the Fund’s 2020 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $3,416,771 and $2,209,021 respectively.

For the six months ended July 31, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $1,347,413 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (“NLD”) to serve as the distributor for the Fund. Archer Distributors, LLC (the “Archer”), an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2020 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation) will not exceed 0.65% of the Fund’s average daily net assets, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year basis, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation or an expense limitation in place at the time of recapture, whichever is less. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended July 31, 2019, the Advisor waived fees and reimbursed expenses in the amount of $36,464 pursuant to the Waiver Agreement.

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

The following amounts are subject to recapture by the Advisor through the following dates:

1/31/2020	1/31/2021	1/31/2022
$55,118	$72,313	$78,821

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended July 31, 2019, the Fund received $500 and $0 in fixed fees and variable fees, respectively.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$500	2.00%*

*   The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended January 31, 2019 and January 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2019	January 31, 2018
Ordinary Income	$93,010	$65,581
Long-Term Capital Gain	—	—
Return of Capital	31,118	40,544
	$124,128	$106,125

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

As of January 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(129,409)	$(591,307)	$—	$113,371	$(607,345)

The differences between book basis and tax basis, accumulated net investment income/(loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for royalty trusts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $129,409.

At January 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$523,843	$67,464	$591,307	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the reclassification of Fund distributions, resulted in reclassification for the year ended January 31, 2019 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$186,597	$(186,597)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$5,029,965	$420,738	$(59,840)	$360,898

ARROW QVM EQUITY FACTOR ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2019

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board declared the following distributions after July 31, 2019:

Distribution Per Share	Record Date	Payable Date
$0.1911	9/17/2019	9/23/2019

Arrow QVM Equity Factor ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid
	Account Value	Account Value	Period*	During Period**
	2/1/2019	7/31/2019	2/1/2019 - 7/31/2019	2/1/2019 - 7/31/2019
Actual	$1,000.00	$1,069.60	$3.34	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

*	“Actual” expense information for the Fund is for the period from February 1, 2019 to July 31, 2019. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 181/365 (to reflect the period from February 1, 2019 to July 31, 2019). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/9/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/9/19